Summary of Derivative Instruments (Parenthetical) (Detail)	3 Months Ended
Mar. 31, 2021
Interest Rate Swap | Not designated as hedges
Derivative [Line Items]
Derivative Average Fixed Interest Rate Term	January 15, 2023
Interest Rate Swap | Not designated as hedges | Minimum
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.73%
Interest Rate Swap | Not designated as hedges | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	2.94%
Interest Rate Swap | Designated as Hedges
Derivative [Line Items]
Derivative Average Fixed Interest Rate Term	April 30, 2027
Interest Rate Swap | Designated as Hedges | Minimum
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.17%
Interest Rate Swap | Designated as Hedges | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.58%
Interest rate cap | Not designated as hedges
Derivative [Line Items]
Fixed interest rate on derivative contracts	3.11%
Derivative Average Fixed Interest Rate Term	March 31, 2022